Assets held for sale	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Assets held for sale

26. Assets held for sale

	2017	2016
	£m	£m
Property, plant and equipment	57	184
Goodwill	—	13
Other intangibles	49	12
Inventory	7	7
Other	—	(1)

	113	215

Included within Assets held for sale is £31 million of intangible impairments, £10 million PP&E impairments, £21 million intangible impairment reversals and £15 million PP&E impairment reversals.

Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through disposal and a sale is considered highly probable. They are held at the lower of carrying amount and fair value less costs to sell.

Included within Assets held for sale are assets which were written down to fair value less costs to sell of £63 million (2016 – £79 million). The valuation methodology uses significant inputs which are not based on observable market data, therefore, this valuation is classified as level 3 in the fair value hierarchy.